Investments - Other Investments at Fair Value (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 397.4	$ 201.0
Credit
Debt Securities, Available-for-Sale [Line Items]
Fair Value	24.5	22.3
Global macro
Debt Securities, Available-for-Sale [Line Items]
Fair Value	42.5	44.8
Long/short
Debt Securities, Available-for-Sale [Line Items]
Fair Value	67.5	44.9
Multi-strategy and event-driven
Debt Securities, Available-for-Sale [Line Items]
Fair Value	95.7	89.0
Multi-asset credit funds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 167.2	$ 0.0
Credit Rating | Credit Concentration Risk | Credit
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	6.00%	12.00%
Credit Rating | Credit Concentration Risk | Global macro
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	11.00%	22.00%
Credit Rating | Credit Concentration Risk | Long/short
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	17.00%	22.00%
Credit Rating | Credit Concentration Risk | Multi-strategy and event-driven
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	24.00%	44.00%
Credit Rating | Credit Concentration Risk | Multi-asset credit funds
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	42.00%	0.00%
Hedge Fund Investments
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 397.4	$ 201.0
Hedge Fund Investments | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	100.00%	100.00%